EVENTS AFTER THE REPORTING PERIOD (Details) € in Millions, $ in Millions	Sep. 17, 2026 USD ($)	Aug. 21, 2026 EUR (€)	Jul. 14, 2026 USD ($)	Jun. 30, 2026 EUR (€)
Entering debt arrangements | 2029 Convertible Note
EVENTS AFTER THE REPORTING PERIOD
Principal amount			$ 20.0
Conversion of debt instrument | 2028 Convertible Note
EVENTS AFTER THE REPORTING PERIOD
Debt converted	$ 2.0
Debt outstanding	$ 9.0
Order intake and order backlog
EVENTS AFTER THE REPORTING PERIOD
Order intake | €		€ 96.6		€ 44.3
Order backlog | €		€ 95.0		€ 54.8